Leases - Liability Continuity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Beginning balance	$ 694	$ 692
Cash flows
Principal payments	(149)	(139)
Interest payments	(38)	(35)
Non-cash changes
Additions	210	151
Interest expense	38	35
Changes in foreign exchange and other	25	(10)
Transfer to liabilities associated with assets held for sale	(209)	0
Ending balance	571	694
Less current portion of lease liabilities	(132)	(127)
Non-current lease liabilities	$ 439	$ 567